Common Stock - Summary of Changes in Number of Issued Shares of Common Stock (Detail) - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Class of Stock [Line Items]
Balance at beginning of fiscal year	2,539,249,894	2,539,249,894	2,539,249,894
Cancellation of common stock	25,492,100
Balance at end of fiscal year	2,513,757,794	2,539,249,894	2,539,249,894